Related-party transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related-party transactions
26	Related-party transactions

There are no material transactions with related parties, other than those related to our investment disclosed in note 13 and the information disclosed below.

Key management compensation

The total compensation of key management, including compensation for the Executive Director, which was recognized in the consolidated income statement, was as follows:

	2018	2017	2016
	(€’000)
Short-term employee benefits (salaries and bonuses)	3,525	3,454	3,473
Post-employment benefits	65	62	74
Share-based payments	6,866	6,386	4,700
Total	10,456	9,902	8,247

Key management’s share-based payment compensation is disclosed in Note 21.

Remuneration of the Executive Director and Non-executive Directors of the Board

The aggregate reported compensation expense of our Executive Director and the Non-Executive Directors of the Board for the years ended December 31, 2018, 2017 and 2016, is set forth below. The “Share-based payment charges” and the “Total” numbers included in the following tables are calculated in accordance with IFRS and reflect the current year charges for shares that started their vesting period in prior years and those that started to vest in 2018:

	2018
	Salaries		Bonus		Share- based payment charges	Total
	(€’000)
D.C. Ruberg	590	(1)	735	(2)	4,301	5,626
F. Esser	65		—		40	105
M. Heraghty	70		—		40	110
D. Lister	23				20	43	(4)
J.F.H.P. Mandeville	90		—		40	130
R. Ruijter	75		—		40	115
Total	913		735		4,481	6,129

	2017					2016
	Salaries		Bonus	Share- based payment charges	Total	Salaries		Bonus	Share- based payment charges	Total
	(€’000)					(€’000)
D.C. Ruberg	590	(1)	668	4,198	5,456	590	(1)	597	2,044	3,231
F. Esser	65		—	40	105	65		—	40	105
M. Heraghty	70		—	40	110	70		—	40	110
J.F.H.P. Mandeville	90		—	40	130	115	(4)	—	40	155
R. Ruijter	75		—	40	115	75		—	40	115
Total	890		668	4,358	5,916	915		597	2,204	3,716

(1)	Includes allowance of €40,000.
(2)	Based on performance achievements during 2018, this amount is calculated as 133.6% of base salary.
(3)	David Lister was appointed to our Board of Directors in June 2018. His compensation is calculated on a pro rata basis.
(4)	Includes €25,000 that has additionally been awarded in relation to the period of July 1, 2015 – December 31, 2015.

In 2018, 3,730 restricted shares were granted to the Non-executive Directors (746 restricted shares each). Costs related to these grants are reflected as part of share-based payment charges.

The goal of the Company’s remuneration policy is to provide remuneration to its Directors in a form that will attract, retain and motivate qualified industry professionals in an international labor market, and to align the remuneration of the Directors with their short- and long-term performance as well as with interests of the stakeholders of the Company. The compensation of our Directors will be reviewed regularly.

Executive Director Compensation

The total direct compensation program for our Executive Director consists of (i) a base salary, (ii) short-term incentives (“STI”) in the form of an annual cash bonus, (iii) long term incentives (“LTI”) in the form of performance shares, and (iv) perquisites consisting of a car allowance. Our goal is to provide the Executive Director with a base salary around the 50th percentile and STI and LTI in the range of the 50th to 75th percentile of our peer group discussed below.

Overall, for 2016 and 2017, at risk compensation was 79% of total direct compensation at target pay-out of both STI and LTI and 86% of total direct compensation at maximum pay-out of both STI and LTI. For 2018, at risk compensation was 83% of total direct compensation at target pay-out of both STI and LTI and 89% of total direct compensation at maximum pay-out of both STI and LTI. The actual value of the annual LTI award to the Executive Director is dependent on (1) the number of shares actually earned based on the Company’s relative Total Shareholder Return (“TSR”) performance against the constituents of the S&P SmallCap 600 and (2) the Company’s share price on the vesting date. The charts included below have been based on (i) the number of shares awarded at target and at maximum pay-out and (ii) have been valued based on the Company’s January average closing share price in the award years 2016, 2017 and 2018, respectively. In each of these award years the Conditional Award date was February 1. These charts do not take into account any appreciation or depreciation of the Company share price that may occur over the performance period.

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The Company operates in a highly competitive and fast-growing environment where most of our peers are U.S. headquartered companies. We therefore fashion our compensation structures and pay mix to blend both European and U.S. practices. We assess the compensation of the Executive Director against the compensation of executive directors at peer companies based on data provided by Mercer. Our peer group consists of the companies listed below, most of which have European operations and with whom we compete for talent and/or customers and capital. The benchmarking analysis takes into consideration the relative Company size, the Company’s European aspects, and the growth trajectory of our Company. We benchmark our compensation levels every three years, under the guidance of the Compensation Committee, with the most recent analysis performed by Mercer in March 2017.

Our peer group consists of the following companies:

• Akamai Technologies	• Equinix	• Red Hat

• Autodesk	• F5 Networks	• Synopsys

• Coresite Realty	• Factset Research Systems	• Trimble Navigation

• CyrusOne	• Internap Network Services

• Digital Realty Trust

Short Term Incentive

The STI plan for our Executive Director provides for an annual cash bonus. The annual at target value of the cash bonus is 110% of base salary (the “Target Cash Bonus”) for 2017 and 2018 (compared to 100% of base salary for 2016), with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The actual pay-out from the STI plan depends on the achievement of Revenue, Adjusted EBITDA Margin, and individual objectives, all measured over the performance year. These performance objectives are set each year by the Compensation Committee at the beginning of the performance period and are based on the Company’s operating plan. Individual objectives are focused on internal organizational improvements.

The performance achievement on each of these measures, together with their weighting, determine the pay-out of the cash bonus in accordance with the table below, with pay-outs for performance between the levels shown determined based on linear interpolation.

Pay-out as % of Target Cash Bonus

	Pay-out at Threshold Performance (% of Target Cash Bonus)	Pay-out at Target Performance (% of Target Cash Bonus)	Pay-out at Maximum Performance (% of Target Cash Bonus)
Revenue	0%	40%	60%
Adjusted EBITDA Margin	0%	40%	60%
Individual Performance Objectives	0%	20%	25%
Pay-out as % of Target Cash Bonus	0%	100%	145%

The cash bonus is paid once Shareholders approve the annual accounts for the performance year at the Annual General Meeting in the following year.

Long Term Incentive

On May 13, 2017 the Board adopted the InterXion Holding N.V. 2017 Executive Director Long-Term Incentive Plan (the “2017 Plan”), which was subsequently approved by the Annual General Meeting. The 2017 Plan provides for a number of changes in our Executive Director’s long-term incentive plan to further align his long-term incentive compensation (as formerly awarded under the terms and conditions of the InterXion Holding N.V. 2013 Amended International Equity Based Incentive Plan, the “2013 Plan”) with best practices[1].

Pursuant to the 2017 Plan, performance shares are conditionally awarded on an annual basis at the beginning of each performance year. The number of performance shares conditionally awarded per annum (the “Conditional Award”) is determined by the target value for the year, and the average Company closing share price and USD/EUR exchange rate during the month of January in the first performance year.

The annual at target value of the conditional award to our Executive Director in 2016 and 2017 was 300% of base salary. In June 2018 the Board approved an increase of the Target LTI Award from 300% to 400% of annual salary to better align his target total compensation package and its individual compensation elements with the industry (peer group) benchmark and Interxion’s executive compensation philosophy.

The Conditional Award of performance shares to the Executive Director is granted at target and subject to the Company’s TSR performance relative to the TSR performance of the constituents of the S&P Small Cap 600 over a three-year period. The three-year performance period runs from January 1 in the first performance year through December 31 in the third performance year. The basis for the performance achievement calculation is the average closing share price in the month of January in the first performance year, and the average closing share price in the month of December in the third performance year. Performance is measured on a percentile ranking basis, with Final Award pay-outs in accordance with the performance/pay-out table below:

TSR Performance Categories (S&P SmallCap 600 Constituents)	Final Award pay-out (% of number of performance shares conditionally awarded)
75th Percentile or greater	175%
50th Percentile	100%
25th Percentile	25%
Less than 25th Percentile	0%

[1]

The terms and conditions of the 2017 Plan not only apply to the 2017 and 2018 conditional performance share award and future awards to our Executive Director, but also retroactively to shares from the conditional performance share awards made to the Executive Director in 2015 and 2016, that were unvested at the time of the adoption of the 2017 Plan.

For performance between percentile levels shown, pay-outs are linearly interpolated.

This pay-out scale was developed to achieve an approach that is consistent with common practices at US companies and those companies in our peer group.

Subject to the relative TSR performance threshold being met, the performance shares will vest in two equal instalments. The first instalment (50% of the Final Award) will vest upon approval at the Company’s Annual General Meeting in the year following the end of the three-year performance period. The second instalment (50% of the Final Award) will vest on the fourth anniversary of the Conditional Award.

The 2017 Plan has no additional holding requirements. The Compensation Committee carefully considered whether implementation of a holding period or stock ownership requirement was appropriate at the time of the adoption of the plan. Considering that our Executive Director has a substantial personal shareholding in the Company’s shares, the Committee decided that such provisions are not currently necessary. The Board and the Compensation Committee are constantly striving to ensure strong alignment of our Executive Director’s interests with long-term shareholder value throughout his employment with the Company and will keep this matter under regular review. Upon a change of control AND (i) in the event the performance share plan or the individual award agreement is terminated, or (ii) the management agreement between the Executive Director and the Company is terminated by the Company other than for cause, or (iii) the Executive Director is offered a position which is a material demotion to the current position, all performance shares will vest and become exercisable immediately.

Upon retirement, permanent disability or death of the Executive Director, all outstanding and unvested portions of awards will be pro-rated for the period served during the performance period. The pro-rated number of shares will then be adjusted for relative TSR performance over the three-year performance period, and vest in accordance with the vesting schedule of the plan.

In the event the management agreement between the Executive Director and the Company is terminated for cause, all vested and unvested parts of awards made pursuant to the 2017 Plan will be forfeited immediately.

Potential Compensation Pay-Outs

The tables below summarize our Executive Director’s potential compensation amounts in 2016, 2017 and 2018, including both at target and at maximum payout of STI and LTI (amounts in €’000).

	2016 – annual at target amounts		2017 – annual at target amounts		2018 – annual at target amounts
Base salary	550		550		550
Car allowance	40		40		40
STI: Cash bonus	550	(100% of Base Salary)	605	(110% of Base Salary)	605	(110% of Base Salary)
LTI: Performance shares	1,650	(300% of Base Salary)	1,650	(300% of Base Salary)	2,200	(400% of Base Salary)
Total direct compensation	2,790		2,845		3,395

	2016 – annual maximum amounts		2017 – annual maximum amounts		2018 – annual maximum amounts
Base salary	550		550		550
Car allowance	40		40		40
STI: Cash bonus	798	(145% of at target cash bonus)	877	(145% of at target cash bonus)	877	(145% of at target cash bonus)
LTI: Performance shares	2,887	(175% of at target award in # shares)	2,887	(175% of at target award in # shares)	3,850	(175% of at target award in # shares)
Total direct compensation	4,275		4,354		5,317

*

The 2016, 2017 and 2018 Conditional Awards of performance shares were calculated at 61,469, 46,808 and 45,116 performance shares, respectively, based on the annual at target LTI value of 300% of the Executive Director’s base salary for 2016 and 2017, the annual at target LTI value of 400% of the Executive Director’s base salary for 2018, and the January averages of the Company’s closing share price and the USD/EURO exchange rate in the award years 2016, 2017 and 2018. The LTI values are the values at target and at maximum pay-out and do not take into account any appreciation or depreciation of the Company’s share price that may occur over the performance period.

STI: Actual Short-Term Incentive Pay-outs: 2016 Achievement Against target

In 2016, the Target Cash Bonus for our Executive Director was €550,000, or 100% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2016 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of Target Cash Bonus)
Revenue (in million €)	40%	424.0	421.8	28.6%
Adjusted EBITDA Margin	40%	44.9%	45.3%	60%
Individual Performance Objectives	20%		Met	20%
Overall Performance Achievement	100%			108.6%

Based on actual performance delivered in the performance year 2016, an STI cash bonus pay-out of €597,143 (108.6% of the Target Cash Bonus) was approved by the Board in February 2017. The STI cash bonus was paid upon Shareholder approval of the 2016 annual accounts at the Annual General Meeting in June 2017. The Revenue and the Adjusted EBITDA Margin targets were set for Revenue and Adjusted EBITDA based on the definition of these financial measures as set out in the Consolidated Financial Statements.

STI: Actual Short-Term Incentive Pay-outs: 2017 Achievement Against target

In 2017, the Target Cash Bonus for our Executive Director was €605,000, or 110% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2017 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of Target Cash Bonus)
Revenue (in million €)	40%	473.5	493.5	60.0%
Adjusted EBITDA Margin	40%	45.5%	45.0%	27.3%
Individual Performance Objectives	20%		115.0%	23.0%
Overall Performance Achievement	100%			110.3%

For 2017, the performance against the Revenue and Adjusted EBITDA Margin target was calculated based on constant currency. Current and comparative prior period results for entities reporting in currencies other than Euro are converted into Euro using the YTD average exchange rates from the prior period rather than the actual exchange rates in effect during the current period. Reported Revenue and Adjusted EBITDA Margin were €489.3 million and 45.2%, respectively.

Based on actual performance delivered in the performance year 2017, an STI cash bonus pay-out of €667,585 (110.3% of the Target Cash Bonus) was approved by the Board in April 2018. The cash bonus was paid upon Shareholder approval of the 2017 annual accounts at the Annual General Meeting in June 2018.

Actual Short-Term Incentive Pay-outs: 2018 Achievement Against target

In 2018, the Target Cash Bonus for our Executive Director was €605,000, or 110% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2018 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of at target cash bonus)
Revenue (in million €)	40%	561.5	564.7	54.1%
Adjusted EBITDA Margin	40%	45.8%	45.9%	43.4%
Individual Performance Objectives	20%		120.0%	24.0%
Overall Performance Achievement %	100%			121.5%

For 2018, the performance against the Revenue and Adjusted EBITDA Margin target was calculated based on constant currency. Current and comparative prior period results for entities reporting in currencies other than Euro are converted into Euro using the YTD average exchange rates from the prior period rather than the actual exchange rates in effect during the current period. Reported Revenue and Adjusted EBITDA Margin were €561.8 million and 45.9%, respectively.

Based on actual performance delivered in the performance year 2018, an STI cash bonus pay-out of €735,015 (121.5% of the Target Cash Bonus) was approved by the Board in April 2019. The cash bonus will be paid upon Shareholder approval of the 2018 annual accounts at the Annual General Meeting in 2019.

LTI: Performance Shares Vested from 2014 and 2015 Performance Years

On 6 June 2018 a tranche of 35,432 performance shares vested with a value of €1.982 million (vesting share price $65.77). These shares related to the 2014 performance year and were awarded in accordance with the terms and conditions of the previous 2013 Plan. They received shareholder approval at the 2016 Annual General Meeting.

With regards to the 2015 performance year, the unvested portion of the 2015 Conditional Award (50% of the Conditional Award, or 34,320 performance shares) was subject to three-year relative TSR performance, in accordance with the terms and conditions of the 2017 Plan.

The following table provides the TSR performance of the constituents of the S&P SmallCap 600 and Interxion’s stock over the period January 1, 2015 through December 31, 2017. Interxion’s stock increased from $27.95 to $57.41 over the three-year performance period, which equals a three-year cumulative TSR performance of 105%. Based on Interxion stock’s three-year cumulative TSR performance of 105%, Interxion ranked at the 85th percentile of the S&P SmallCap 600.

TSR performance categories	2015-2017 Actual Cumulative TSR performance*
S&P SmallCap 600 constituents
75th Percentile	74%
50th Percentile	32%
25th Percentile	-9%
Interxion 85th Percentile	105%

*

Starting price is the average closing share price in the month of January 2015, ending price reflects the average closing share price in the month of December 2017. Includes share price appreciation/depreciation, re-investment of dividends and the compounding effect of dividends paid on re-invested dividends, all over the relevant performance period.

Based on Interxion’s 85th percentile performance and in accordance with the plan performance/pay-out table, 175% of the Conditional Award to the Executive Director (60,060 shares) was earned. The Final Award of 60,060 performance shares was approved by the Board in April 2018 and by the shareholders at the 2018 Annual General Meeting. 50% of the Final Award (30,030 performance shares) vested on August 8, 2018 at the value of €1.664 million (vesting share price $64.28). The remaining 50% of the Final Award (30,030 performance shares) vested on March 11, 2019 at the value of €1.682 million (vesting share price U.S. $ 62.96).

2016 – 2018 Long-Term Incentive Awards

The following table provides the number of performance shares Conditionally Awarded in 2016, 2017 and 2018 and the number of shares that would potentially be awarded (subject to Board and Shareholder approval at the relevant Annual General Meeting) based on the Company’s three-year TSR performance at the 25th, 50th, and 75th percentile performance of the constituents of the S&P SmallCap 600.

	# Performance shares Conditionally Awarded*	# Performance shares to be awarded based on TSR performance
Conditional award year		At 25th percentile	At 50% percentile	At 75th percentile
2016	61,469	15,367	61,469	107,571
2017	46,808	11,702	46,808	81,914
2018	45,116	11,279	45,116	78,953

*	Calculated based on the Company’s January average closing share price of $29.16 (2016), $37.42 (2017) and $59.49 (2018).

With respect to the 61,469 performance shares conditionally awarded in 2016, the following table provides the TSR performance of the constituents of the S&P SmallCap 600 and Interxion’s stock over the period January 1, 2016 through December 31, 2018. Interxion’s stock increased from $29.16 to $57.02 over the three-year performance period, which equals a three-year cumulative TSR performance of 96%. Based on Interxion stock’s three-year cumulative TSR performance of 96%, Interxion ranked at the 82nd percentile of the S&P SmallCap 600.

TSR performance categories	2016-2018 Actual Cumulative TSR performance*
S&P SmallCap 600 constituents
75th Percentile	75%
50th Percentile	35%
25th Percentile	-6%
Interxion 82nd Percentile	96%

*

Starting price is the average closing share price in the month of January 2016, ending price reflects the average closing share price in the month of December 2018. Includes share price appreciation/depreciation, re-investment of dividends and the compounding effect of dividends paid on re-invested dividends, all over the relevant performance period.

Based on Interxion’s 82nd percentile performance and in accordance with the performance/pay-out table in the 2017 Plan, 175% of the performance shares conditionally awarded in 2016, was earned. The Final Award has been calculated at 107,571 shares and was approved by the Board in April 2019. The Final Award will be subject to shareholder approval at the 2019 Annual General Meeting. Should the Final Award be approved, the shares will vest in two equal instalments. The first instalment of 53,786 shares (50% of the Final Award of performance shares) will vest upon approval at the 2019 Annual General Meeting, the second instalment of 53,785 shares (50% of the Final Award of performance shares) will vest on January 1, 2020.

With respect to the performance shares conditionally awarded in 2017 and 2018, the Company’s three-year TSR performance over the

2017-2019 and 2018-2020 performance periods will be reviewed in early 2020 and 2021, respectively. The Final Awards will be subject to Board approval and shareholder approval at the Annual General Meetings in 2020 and 2021. Should the final awards be approved, then each Final Award will vest in two equal instalments. The first instalment (50% of the Final Award) will vest upon shareholder approval at the relevant Annual General Meeting. The second instalment will vest on January 1 of the following year.